Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Summary of quantitative information about lease liabilities

December 31,	2021	2020
Balance, January 1	$61,926	$67,000
Additions	9,721	8,065
Lease interest	3,029	3,371
Payments made against lease liabilities	(17,244)	(16,141)
Currency translation effects and other	(418)	(369)

Closing balance	$57,014	$61,926

Current portion of lease liabilities	$13,906	$14,693
Non-current portion of lease liabilities	43,108	47,233

	$57,014	$61,926

Summary of future minimum lease payments
Future minimum lease payments under
non-cancellable
leases is as follows:

December 31, 2021
2022	$15,448
2023	11,167
2024	8,192
2025	6,313
2026	4,561
Thereafter	22,817

$68,498
Less:
Imputed interest	11,273
Short-term leases	165
Low-value leases	46

$57,014